Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
PROPERTY AND EQUIPMENT

Property and equipment used in continuing operations consist of the following (in thousands):

	Year Ended December 31,
	2013	2012
Land	$11,816	$10,481
Buildings	17,895	12,386
Furniture, fixtures, equipment and leasehold improvements	175,098	154,155
	204,809	177,022
Less: accumulated depreciation	(96,672)	(83,718)
	$108,137	$93,304

Depreciation expense from continuing operations for the fiscal years ended December 31, 2013, 2012 and 2011, was $14,285,000, $12,377,000, and $10,743,000, respectively.